INCOME TAXES - Tax Effects of Temporary Differences (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current deferred tax asset, net	$ 520	$ 1,371
Non-current deferred tax asset, net	8,027	743
Current deferred tax liability, net	(587)	(69)
Non-current deferred tax liability, net	(5,731)	(1,114)
Net deferred tax asset	2,229	931
Deferred tax assets:
Deferred charges	1,191	0
Deferred revenue	0	1,206
Related party accrued expenses	0	33
Deferred contract costs	0	398
Other accruals	1,774	581
Research and development credits	2,406	0
Capital lease obligation	124	240
Foreign tax credit and AMT credit carry forwards	12,538	7,764
Financing costs	0	334
Unrealized loss	507	379
Property and equipment	1,981	636
Net operating loss carry forwards	13,749	3,590
Total deferred tax assets	34,270	15,161
Less: valuation allowance	(25,723)	(6,998)
Total deferred tax assets, net	8,547	8,163
Deferred tax liabilities:
Other receivables	(329)	(69)
Property and equipment	(5,416)	(6,787)
Foreign exchange gain	0	(61)
Deferred contract costs	(258)	0
Intangible assets	(315)	(315)
Total deferred tax liabilities	(6,318)	(7,232)
Net deferred tax asset	$ 2,229	$ 931